Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 370,156,250.00
Previously Paid Amount	0.00
Total Fee Amount	51,118.58
Total Offset Amount	0.00
Net Fee	$ 51,118.58
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A